LOANS RECEIVABLE, NET - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables, net	¥ 260,224	$ 40,835	¥ 267,383
Allowance for loan losses recorded for loan receivables	29,481		320,944
Allowance for doubtful accounts for other loan receivables	29,500
Loan receivables on non-accrual status	23,000		¥ 29,500
Zhongji Wealth Guarantee Co., Ltd. | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables, net	¥ 69,500
Term of loan (in years)	12 years
Zhongji Wealth Guarantee Co., Ltd. | Minimum | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)	4.00%	4.00%
Zhongji Wealth Guarantee Co., Ltd. | Maximum | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Interest rate (as a percent)	10.00%	10.00%
Certain post loan service companies
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables repaid	¥ 13,300
Certain post loan service companies | Unsecured loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans	¥ 50,200
Term of loan (in years)	21 months
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd.
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans guaranteed	¥ 170,000
Interest rate (as a percent)	6.00%	6.00%
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd. | Minimum
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of loan (in years)	11 months
Certain post loan service companies | Zhongji Wealth Guarantee Co., Ltd. | Maximum
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of loan (in years)	12 months
Certain third-party loan borrowers
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivables, net	¥ 289,700